Equity-based Awards - Summary of Information Regarding Restricted Common Unit Awards (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value of restricted common unit awards issued	$ 15.3	$ 9.9	$ 5.2
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Range of grant date market price	$ 21.99	$ 18.33	$ 17.14
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Range of grant date market price	$ 23.40	$ 20.35	$ 18.58